American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
February 28, 2022

NT International Value - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.6%
Australia — 5.8%
AGL Energy Ltd.	1,780,535	9,741,518
Aurizon Holdings Ltd.	2,336,419	5,959,996
Australia & New Zealand Banking Group Ltd.	580,997	10,999,343
BHP Group Ltd.	101,948	3,481,133
BHP Group Ltd. (London)(1)	518,810	17,538,792
Commonwealth Bank of Australia	39,610	2,687,279
Fortescue Metals Group Ltd.	403,462	5,375,057
Origin Energy Ltd.	1,428,437	5,931,813
South32 Ltd.	2,156,738	7,570,177
Westpac Banking Corp.	404,392	6,683,080
		75,968,188
Belgium — 0.8%
Solvay SA	96,549	10,767,196
Canada — 2.3%
Canadian National Railway Co.	27,478	3,408,790
Canadian Natural Resources Ltd.	173,883	9,714,126
Imperial Oil Ltd.	110,000	4,937,199
Manulife Financial Corp.(1)	293,953	5,955,592
Restaurant Brands International, Inc.	96,748	5,415,598
		29,431,305
Denmark — 2.3%
AP Moller - Maersk A/S, B Shares	6,237	19,730,822
Novo Nordisk A/S, B Shares	94,019	9,729,406
		29,460,228
France — 9.1%
AXA SA	251,025	6,792,137
BNP Paribas SA	305,372	17,719,064
Carrefour SA	308,655	6,205,277
Cie de Saint-Gobain	223,227	13,841,207
Credit Agricole SA	348,685	4,441,670
Engie SA	417,254	6,647,877
Orange SA	561,875	6,794,019
Publicis Groupe SA	187,536	12,445,961
Sanofi	44,054	4,605,075
Societe Generale SA	113,642	3,213,515
Sodexo SA	28,872	2,410,429
Thales SA	45,354	5,184,999
TotalEnergies SE	367,132	18,703,613
Veolia Environnement SA	251,524	8,769,808
		117,774,651
Germany — 7.5%
Allianz SE	109,815	24,754,202
Brenntag SE	64,762	5,429,159
Covestro AG	82,970	4,387,927
Deutsche Post AG	87,680	4,406,990
E.ON SE	515,194	7,007,433
GEA Group AG	93,359	4,082,474
HeidelbergCement AG	59,963	3,890,814

Mercedes-Benz Group AG	80,273	6,270,885
RWE AG	162,649	7,531,118
Siemens AG	113,974	16,056,924
Telefonica Deutschland Holding AG	2,761,561	7,535,872
Volkswagen AG, Preference Shares	33,173	6,521,068
		97,874,866
Hong Kong — 5.3%
BOC Hong Kong Holdings Ltd.	903,500	3,248,140
CK Asset Holdings Ltd.	1,273,500	8,043,481
CK Hutchison Holdings Ltd.	1,342,000	9,408,847
Hang Seng Bank Ltd.	564,900	10,417,371
Henderson Land Development Co. Ltd.	963,000	4,003,710
Hong Kong Exchanges & Clearing Ltd.	96,700	4,685,758
Hongkong Land Holdings Ltd.	1,115,100	6,038,709
New World Development Co. Ltd.	966,000	3,863,653
Power Assets Holdings Ltd.	856,500	5,398,114
Sun Hung Kai Properties Ltd.	793,500	9,225,057
WH Group Ltd.	5,844,000	4,081,307
		68,414,147
Ireland — 0.9%
CRH plc	251,086	11,413,924
Israel — 3.4%
Bank Hapoalim BM	451,074	4,780,703
Bank Leumi Le-Israel BM	1,838,247	19,913,583
Check Point Software Technologies Ltd.(2)	66,715	9,665,669
Israel Discount Bank Ltd., A Shares	620,297	4,090,332
Mizrahi Tefahot Bank Ltd.	141,103	5,514,211
		43,964,498
Italy — 3.7%
Assicurazioni Generali SpA	577,311	11,417,387
Enel SpA	1,811,588	13,349,480
Eni SpA	333,911	5,193,888
FinecoBank Banca Fineco SpA	581,425	9,689,925
Mediobanca Banca di Credito Finanziario SpA	859,851	8,954,682
		48,605,362
Japan — 16.3%
Astellas Pharma, Inc.	546,100	9,111,251
Canon, Inc.	515,000	12,119,466
Dentsu Group, Inc.	130,600	5,210,963
Honda Motor Co. Ltd.	194,600	5,912,121
Iida Group Holdings Co. Ltd.	476,100	8,836,005
ITOCHU Corp.	295,200	9,620,155
Kajima Corp.	622,700	8,380,599
KDDI Corp.	401,600	13,068,562
Marubeni Corp.	903,400	9,482,662
Mitsubishi Chemical Holdings Corp.	555,500	3,946,179
Mitsubishi Corp.	239,400	8,049,508
Mitsubishi Electric Corp.	916,300	11,083,123
Mitsubishi UFJ Financial Group, Inc.	1,088,300	6,681,056
Mitsui & Co. Ltd.	455,200	11,349,367
MS&AD Insurance Group Holdings, Inc.	233,800	7,911,020
NEC Corp.	107,300	4,642,401
Nippon Yusen KK	98,100	9,191,085
Otsuka Holdings Co. Ltd.	62,900	2,168,426
Ricoh Co. Ltd.	546,600	4,662,936

Softbank Corp.	162,100	2,048,033
Sompo Holdings, Inc.	134,700	5,848,412
Sumitomo Chemical Co. Ltd.	2,100,600	10,028,745
Takeda Pharmaceutical Co. Ltd.	364,000	11,098,467
Tokio Marine Holdings, Inc.	118,700	6,754,155
Tokyo Gas Co. Ltd.	272,000	5,540,183
Toyota Motor Corp.	830,900	15,202,294
Yamaha Motor Co. Ltd.	207,600	4,666,769
		212,613,943
Netherlands — 2.5%
Koninklijke Ahold Delhaize NV	600,788	18,481,585
NN Group NV	154,083	7,395,195
Randstad NV	95,670	6,519,784
		32,396,564
Norway — 2.1%
Equinor ASA	529,826	16,655,343
Yara International ASA	202,829	10,330,061
		26,985,404
Singapore — 2.7%
DBS Group Holdings Ltd.	600,509	15,096,876
Oversea-Chinese Banking Corp. Ltd.	765,900	6,636,845
Singapore Telecommunications Ltd.	2,207,600	4,140,967
United Overseas Bank Ltd.	409,800	9,107,960
		34,982,648
Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	2,061,714	12,233,642
Banco Santander SA	2,366,706	7,881,167
Naturgy Energy Group SA(1)	220,968	5,928,490
Repsol SA	420,033	5,450,363
Telefonica SA	1,369,358	6,539,942
		38,033,604
Sweden — 0.3%
H & M Hennes & Mauritz AB, B Shares	250,943	4,188,013
Switzerland — 4.2%
Adecco Group AG	82,060	3,875,581
Holcim Ltd.(2)	143,090	7,202,866
Novartis AG	238,563	20,967,636
Roche Holding AG	17,828	6,752,057
Swatch Group AG (The), Bearer Shares	9,350	2,875,277
Swiss Re AG	69,542	6,645,131
Zurich Insurance Group AG	13,367	6,135,400
		54,453,948
United Kingdom — 13.6%
3i Group plc	242,829	4,325,785
Anglo American plc	288,694	14,654,606
Aviva plc	3,451,056	19,337,565
Barclays plc	3,132,424	7,654,263
BP plc	2,474,457	12,060,781
GlaxoSmithKline plc	84,684	1,766,011
HSBC Holdings plc	2,013,933	13,981,291
Lloyds Banking Group plc	16,375,368	10,554,008
Melrose Industries plc	2,205,827	4,364,154
Rio Tinto plc	303,278	23,713,921
Shell plc	1,321,291	34,843,488
Unilever plc	214,456	10,772,548

Vodafone Group plc	7,108,048	12,512,569
WPP plc	413,002	5,808,827
		176,349,817
United States — 10.9%
AbbVie, Inc.	66,325	9,800,845
Akamai Technologies, Inc.(2)	36,640	3,966,646
Alcoa Corp.	131,450	9,903,443
Alphabet, Inc., Class A(2)	1,033	2,790,278
Alphabet, Inc., Class C(2)	1,625	4,383,958
American Express Co.	51,519	10,022,506
Becton Dickinson and Co.	16,546	4,488,599
Brookfield Infrastructure Partners LP	149,514	8,867,675
CF Industries Holdings, Inc.	111,432	9,047,164
Chevron Corp.	57,233	8,241,552
Citigroup, Inc.	170,680	10,109,377
Corning, Inc.	131,358	5,306,863
Dell Technologies, Inc., Class C(2)	113,018	5,759,397
Devon Energy Corp.	164,066	9,770,130
Emerson Electric Co.	62,931	5,847,549
FedEx Corp.	15,670	3,482,971
HP, Inc.	154,450	5,306,902
Huntington Ingalls Industries, Inc.	19,093	3,902,609
McKesson Corp.	36,635	10,073,160
Merck & Co., Inc.	66,212	5,070,515
Pioneer Natural Resources Co.	25,169	6,030,492
		142,172,631
TOTAL COMMON STOCKS (Cost $1,190,094,908)		1,255,850,937
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,306	8,306
State Street Navigator Securities Lending Government Money Market Portfolio(3)	18,955,778	18,955,778
		18,964,084
Repurchase Agreements — 0.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $425,717) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $416,104)		416,104
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 5/15/51, valued at $1,131,249) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $1,109,001)		1,109,000
		1,525,104
TOTAL SHORT-TERM INVESTMENTS (Cost $20,489,188)		20,489,188
TOTAL INVESTMENT SECURITIES — 98.2% (Cost $1,210,584,096)		1,276,340,125
OTHER ASSETS AND LIABILITIES — 1.8%		23,362,084
TOTAL NET ASSETS — 100.0%		$1,299,702,209

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.1%
Industrials	13.8%
Materials	11.8%
Energy	10.0%
Health Care	7.5%
Utilities	6.6%
Communication Services	6.5%
Consumer Discretionary	4.9%
Information Technology	4.0%
Consumer Staples	3.0%
Real Estate	2.4%
Short-Term Investments	1.6%
Other Assets and Liabilities	1.8%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $21,785,931. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $22,964,344, which includes securities collateral of $4,008,566.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Israel	9,665,669	34,298,829	—
United States	142,172,631	—	—
Other Countries	—	1,069,713,808	—
Short-Term Investments	18,964,084	1,525,104	—
	170,802,384	1,105,537,741	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.